Income taxes - Other (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Temporary differences
Tax losses incurred for which no deferred tax asset is recognized	$ 53	$ 30
Deferred tax liability (asset)	0
Benefits recognized for non-capital losses	2	4
Deferred tax assets	14	$ 23
Unused Tax Losses Dependent on Future Earnings
Temporary differences
Deferred tax assets	4
Indefinite
Temporary differences
Tax losses incurred for which no deferred tax asset is recognized	8
20 Years
Temporary differences
Tax losses incurred for which no deferred tax asset is recognized	$ 37
Carryforward period	20 years
5 Years
Temporary differences
Tax losses incurred for which no deferred tax asset is recognized	$ 8
Carryforward period	5 years